Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2021
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 10, 2021
Document Effective Date	dei_DocumentEffectiveDate	Dec. 10, 2021
Prospectus Date	rr_ProspectusDate	Sep. 01, 2021
WCM Focused International Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

 WCM Focused International Opportunities Fund

Investor Class Shares – WCFOX

Institutional Class Shares – WCMOX

A series of Investment Managers Series Trust (the “Trust”)

Supplement dated December 10, 2021, to the

Prospectus dated September 1, 2021, as amended.

Effective immediately, all references in the Fund’s Prospectus to the range of market capitalizations of companies included in the MSCI ACWI Ex USA SMID Cap Index are replaced with the following:

As of November 30, 2021, the market capitalizations of companies included in the MSCI ACWI Ex USA SMID Cap Index were between $10.67 million and $36.83 billion.

Please retain this Supplement with your records.